Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Revenue:
Product and royalty revenue	$ 20,795	$ 30,042
Licensing and other fees	115	0
Revenues	20,910	30,042
Cost of goods sold	6,587	10,027
Gross Profit	14,323	20,015
Expenses:
Selling, general and administration	31,004	33,813
Research and development (note 14)	3,223	637
Amortization (notes 7 and 8)	2,177	2,150
Operating Expenses	36,404	36,600
Operating loss	(22,081)	(16,585)
Other expense (income):
Interest expense	2,260	1,483
Other expense	175	136
Foreign exchange gain	(43)	(26)
Other expense	2,392	1,593
Loss before income taxes	(24,473)	(18,178)
Income tax expense (recovery) (note 16)	(11)	49
Net loss	(24,462)	(18,227)
Other comprehensive loss:
Foreign currency translation adjustments	449	835
Comprehensive loss	$ (24,911)	$ (19,062)
Loss per common share
Basic and diluted	$ (1.34)	$ (1.12)
Weighted average common shares outstanding
Basic and diluted	18,198,840	16,230,308